Lease Accounting	12 Months Ended
Dec. 31, 2021
Lease Accounting
Lease Accounting

Note 5 – Lease Accounting

Lessee Accounting

Site Host Agreements

The Company has entered into agreements with Site Hosts, which allow the Company to operate the charging stations on the Site Hosts’ property. The agreements with the Site Hosts, which are deemed to be operating leases, may include one or more provisions to compensate the Site Hosts, such as fixed fees, cost reimbursements, revenue sharing and payments per customer charge, and may also include renewal options and/or escalation clauses. The expenses related to these agreements are recorded in cost of sales for sites that are operational. Expenses for sites that are not operational are charged to general and administrative expenses.

As of December 31, 2021, future fixed minimum payments due under site agreements with the Site Hosts for the years ending December 31, are as follows:

(in thousands)
2022	$2,298
2023	2,286
2024	2,129
2025	1,973
2026	1,767
Thereafter	5,570
$16,023

Expenses related to the Site Hosts’ agreements totaled $2.2 million, $2.2 million and $0.1 million for the year ended December 31, 2021, the period from January 16, 2020 through December 31, 2020 and the period from January 1, 2020 through January 15, 2020, respectively.

In some instances, the Company subleases Site Host properties to third parties. Future sublease income to be received by the Company under non-cancelable subleases is $2.4 million.

Office and Laboratory Leases

The Company leases offices and laboratory space under operating leases requiring periodic payments. Rent expense for the year ended December 31, 2021, the period from January 16, 2020 through December 31, 2020 and the period from January 1, 2020 through January 15, 2020 was $1.0 million, $0.9 million and a de minimis amount, respectively.

As of December 31, 2021, future minimum payments due under the office and laboratory leases for the years ending December 31, are as follows:

(in thousands)
2022	$1,188
2023	1,229
2024	858
2025	120
$3,395

Lessor Accounting

The Company leases charging equipment, charging stations and other technical installations and subleases properties leased from Site Hosts to third parties under operating leases where EVgo is the lessor. Initial lease terms are generally one to three years with renewal options. Leases provide for fixed monthly payments and include provisions for contingent rent based on number of minutes or kilowatt of energy consumed. Rental and sublease income under these leases are recognized in revenue.

The Company recognized minimum rental and sublease income of $0.9 million and $0.8 million for the year ended December 31, 2021 and the period from January 16, 2020 through December 31, 2020, respectively. There was a de minimis amount of minimum rental and sublease income recognized during the period from January 1, 2020 through January 15, 2020. For chargers that are built for dedicated access to a single fleet or ride-share customer, the Company has determined these contracts are in the scope of ASC 840, whereby the monthly usage charges are considered contingent rentals and are recognized on a monthly basis as usage is known. The Company did not recognize any contingent rental income for the year ended December 31, 2021 and the period from January 1, 2020 through January 15, 2020. For the period from January 16, 2020 through December 31, 2020, the Company recognized $0.1 million in contingent rental income.

As of December 31, 2021, future minimum rental payments due to the Company as lessor under operating leases (including subleases) for the years ending December 31, are as follows:

(in thousands)
2022	$705
2023	485
2024	485
2025	485
2026	242
$2,402

The components of charging equipment and charging stations leased to others under operating leases and which are included within the Company’s property, equipment and software, net, are as follows as of:

	December 31,	December 31,
(in thousands)	2021	2020
Charging station equipment and construction costs	$4,114	$2,379
Less: accumulated depreciation	(815)	(313)
	$3,299	$2,066